Transition to IFRS - Reconciliation of net income and comprehensive income from previous GAAP (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit (loss) [abstract]
Net income (loss)	$ (346,163)	$ (159,067)
Attributable to:
Non-controlling interests in subsidiaries	(7,154)	(8,409)
Other comprehensive income (loss)
Other comprehensive income (loss)	(339)	(2,951)
Comprehensive income	(346,502)	(162,018)
Comprehensive income (loss) Attributable to:
Non-controlling interests in subsidiaries	$ (7,154)	(8,409)
Previous GAAP
Profit (loss) [abstract]
Net income (loss)		(350,895)
Other comprehensive income (loss)
Other comprehensive income (loss)		(353,846)
Effect Of Transition To IFRSs, Income Statement Impact
Transitional adjustments increasing (decreasing) reported amount:
Vessels and equipment		162,366
Equity-accounted investments		974
Off-market contract		(15,062)
Warrants		50,513
Derecognition of financial liabilities		(6,867)
Effect Of First Time Adoption Adjustment, Other		(96)
Effect of transition to IFRSs
Profit (loss) [abstract]
Net income (loss)		191,828
Other comprehensive income (loss)
Other comprehensive income (loss)		191,828
General partner
Profit (loss) [abstract]
Net income (loss)		(1,384)
Other comprehensive income (loss)
Comprehensive income		(1,406)
Common units | Limited partners
Profit (loss) [abstract]
Net income (loss)		(181,424)
Other comprehensive income (loss)
Comprehensive income		(184,353)
Preferred units | Limited partners
Profit (loss) [abstract]
Net income (loss)		32,150
Other comprehensive income (loss)
Comprehensive income		$ 32,150